CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated deficit. CNY (¥)	Accumulated deficit. USD ($)	Total Tuniu Corporation Shareholders' equity CNY (¥)	Total Tuniu Corporation Shareholders' equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥) shares	USD ($) shares
Treasury stock (in shares) | shares			(18,266,523)	(18,266,523)
Beginning Balance at Dec. 31, 2021	¥ 249		¥ (293,795)		¥ 9,125,748		¥ 271,821		¥ (7,834,879)		¥ 1,269,144		¥ (43,203)		¥ 1,225,941
Beginning Balance (in shares) at Dec. 31, 2021 | shares	389,331,543	389,331,543
Issuance of ordinary shares pursuant to share incentive plan			¥ 5,195		(5,142)						53				53
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			314,592	314,592
Share-based compensation expenses					5,049						5,049				5,049
Foreign currency translation adjustments							27,160				27,160				27,160
Disposal of shares in subsidiaries													(24,061)		(24,061)
Net (loss)/income									(193,382)		(193,382)		(9,614)		(202,996)
Ending Balance at Dec. 31, 2022	¥ 249		¥ (288,600)		9,125,655		298,981		(8,028,261)		1,108,024		(76,878)		¥ 1,031,146
Ending Balance (in shares) at Dec. 31, 2022 | shares	389,331,543	389,331,543
Repurchase of ordinary shares | $																$ 0
Repurchase of ordinary shares (in shares) | shares															0	0
Treasury stock (in shares) | shares			(17,951,931)	(17,951,931)
Acquisition of additional shares in subsidiaries					(250)						(250)		(350)		¥ (600)
Contribution from noncontrolling interest of a subsidiary													815		815
Issuance of ordinary shares pursuant to share incentive plan			¥ 2,617		(2,611)						6				6
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			151,485	151,485
Share-based compensation expenses					15,926						15,926				15,926
Foreign currency translation adjustments							6,435				6,435				6,435
Net (loss)/income									(99,291)		(99,291)		(1,806)		(101,097)
Ending Balance at Dec. 31, 2023	¥ 249		¥ (285,983)		9,138,720		305,416		(8,127,552)		1,030,850		(78,219)		¥ 952,631
Ending Balance (in shares) at Dec. 31, 2023 | shares	389,331,543	389,331,543
Repurchase of ordinary shares			¥ (285,983)													$ 0
Repurchase of ordinary shares (in shares) | shares															0	0
Treasury stock (in shares) | shares			(17,800,446)	(17,800,446)											17,800,446	17,800,446
Contribution from noncontrolling interest of a subsidiary													53		¥ 53
Repurchase of shares			¥ (44,892)								(44,892)				(44,892)
Repurchase of shares (in shares) | shares			(20,474,577)	(20,474,577)
Issuance of ordinary shares pursuant to share incentive plan			¥ 1,207		(1,198)						9				9
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			105,642	105,642
Share-based compensation expenses					9,406						9,406				9,406
Foreign currency translation adjustments							8,044				8,044				8,044
Cancellation of shares (in shares) | shares	(4)	(4)
Net (loss)/income									77,174		77,174		6,525		83,699	$ 11,467
Ending Balance at Dec. 31, 2024	¥ 249	$ 34	¥ (329,668)	$ (45,164)	¥ 9,146,928	$ 1,253,124	¥ 313,460	$ 42,944	¥ (8,050,378)	$ (1,102,897)	¥ 1,080,591	$ 148,041	¥ (71,641)	$ (9,815)	¥ 1,008,950	138,226
Ending Balance (in shares) at Dec. 31, 2024 | shares	389,331,539	389,331,539
Repurchase of ordinary shares | $																$ 44,892
Repurchase of ordinary shares (in shares) | shares															20,474,577	20,474,577
Treasury stock (in shares) | shares			(38,169,381)	(38,169,381)											38,169,381	38,169,381